Summary of Significant Accounting Policies (Details2) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($) employees	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) employees	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Concentration Of Risk [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost | $									$ (71.9)	$ 16.5	$ 58.9
Net sales | $	$ 1,495.6	$ 1,494.3	$ 1,557.2	$ 1,533.4	$ 1,418.6	$ 1,452.9	$ 1,492.2	$ 1,518.8	$ 6,080.5	$ 5,882.5	$ 6,692.9
Number of Employees	9,200								9,200
Workforce Subject to Collective Bargaining Arrangements [Member]
Concentration Of Risk [Line Items]
Number of Employees	5,700								5,700
Workforce Subject to Collective Bargaining Arrangements [Member] | Dearborn Works [Member]
Concentration Of Risk [Line Items]
Number of Employees	1,170								1,170
Workforce Subject to Collective Bargaining Arrangements [Member] | Rockport Works [Member]
Concentration Of Risk [Line Items]
Number of Employees	330								330
Customer Concentration Risk [Member] | Automotive Market [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)									65.00%	66.00%	60.00%
Customer Concentration Risk [Member] | Infrastructure and Manufacturing Market [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)									16.00%	16.00%	16.00%
Customer Concentration Risk [Member] | Distributors and Converters Market [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)									19.00%	18.00%	24.00%
Customer Concentration Risk [Member] | Foreign Customers [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Net sales | $									$ 627.1	$ 655.6	$ 855.7
Customer Concentration Risk [Member] | Major Customer A [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)									12.00%	12.00%	12.00%
Customer Concentration Risk [Member] | Major Customer A [Member] | Accounts Receivable [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)									18.00%	16.00%
Customer Concentration Risk [Member] | Major Customer B [Member] | Sales Revenue, Goods, Net [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)										11.00%	11.00%
Credit Concentration Risk [Member] | Automotive Market [Member] | Accounts Receivable [Member]
Concentration Of Risk [Line Items]
Percentage of total (in hundredths)									55.00%	57.00%
Carbon [Member]
Concentration Of Risk [Line Items]
Net sales | $									$ 4,034.5	$ 4,014.5	$ 4,746.8
Stainless And Electrical [Member]
Concentration Of Risk [Line Items]
Net sales | $									1,687.6	1,654.1	1,733.0
Other Product Lines [Member]
Concentration Of Risk [Line Items]
Net sales | $									$ 358.4	$ 213.9	$ 213.1
Maximum [Member] | Commodity [Member]
Concentration Of Risk [Line Items]
Derivative contracts duration (in months)									3 years
Maximum [Member] | Forward Contracts [Member]
Concentration Of Risk [Line Items]
Derivative contracts duration (in months)									36 months
Steelworkers Pension Trust [Member] | Workforce Subject to Collective Bargaining Arrangements [Member] | Mansfield Works [Member]
Concentration Of Risk [Line Items]
Number of Employees	305								305
Steelworkers Pension Trust [Member] | Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Ashland Works [Member]
Concentration Of Risk [Line Items]
Number of Employees	305								305
Steelworkers Pension Trust [Member] | Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Walbridge Tube [Member]
Concentration Of Risk [Line Items]
Number of Employees	90								90
IAM National Pension Fund's National Pension Plan [Member] | Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Middletown Works [Member]
Concentration Of Risk [Line Items]
Number of Employees	1,725								1,725